Basis of preparation and summary of significant accounting policies - Summary of Detailed Information About Notional/Gross Outstanding Amounts (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Detailed Information About Notional Gross Outstanding Amounts [line items]
Notional amount	$ 6,744,130
Hedging instrument [member]
Disclosure Of Detailed Information About Notional Gross Outstanding Amounts [line items]
Notional amount	371,296	$ 300,985
USD LIBOR [Member] | Maturing Beyond June 30, 2023 [Member]
Disclosure Of Detailed Information About Notional Gross Outstanding Amounts [line items]
Total undrawn Loan Commitments	22,600
USD LIBOR [Member] | Maturing Beyond June 30, 2023 [Member] | Hedging instrument [member]
Disclosure Of Detailed Information About Notional Gross Outstanding Amounts [line items]
Notional amount	46,200
CDOR [Member] | Maturing Beyond June 28, 2024 [Member]
Disclosure Of Detailed Information About Notional Gross Outstanding Amounts [line items]
Total undrawn Loan Commitments	24,700
CDOR [Member] | Maturing Beyond June 28, 2024 [Member] | Hedging instrument [member]
Disclosure Of Detailed Information About Notional Gross Outstanding Amounts [line items]
Notional amount	$ 151,900